Acquisitions and Dispositions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Nov. 01, 2010
Acquisitions and Dispositions [Abstract]
Total cash paid and securities issued to AM Holdings			$ 15,994
Contractual purchase price adjustments			396
Total purchase price for acquisition			16,390
Effective settlement of pre-existing relationships			(186)
Contingent consideration	109		88
Fair Value of Purchase Price
Value of securities issued for business acquisition		3,000	9,200
Common Stock
Fair Value of Purchase Price
Value of securities issued for business acquisition			3,200
Convertible Preferred Stock
Fair Value of Purchase Price
Value of securities issued for business acquisition			2,805
Equity Units
Fair Value of Purchase Price
Value of securities issued for business acquisition			3,189
American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member]
Fair Value of Purchase Price
Cash			6,800
Total purchase consideration for ALICO			16,292
American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member] | Equity Units
Fair Value of Purchase Price
Value of securities issued for business acquisition			$ 3,000